UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-3906
                                            --------

               PC&J Performance Fund
               ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
     -----
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       September 30, 2006
                         -------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.








ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
September 30, 2006
(UNAUDITED)




Number                                                             Percent
-------------                                                      --------
Of                                                      Market      of Net
Shares                       Security                    Value      Assets
>

               COMMON STOCKS AND
               EXCHANGE TRADED FUNDS

Industrials
7000           Boeing Co                                  551,950
14000          General Elec Co                            494,200
7000           Honeywell Intl Inc                         286,300
12000          United Technologies Corp                   760,200

                                                        2,092,650      7.3%
                                                      -----------

Technology
4200           Apple Computer Inc (1)                     323,316
12000          Ceridian Corp  (1)                         268,320
10000          Cisco Sys Inc (1)                          229,800
3000           Citrix Systems Inc (1)                     108,630
4000           Cymer Inc (1)                              175,640
10000          Hewlett Packard Co                         366,900
5000           Itron Inc (1)                              279,000
16000          Microsoft Corp                             437,600
6000           Oracle Corp (1)                            106,440
5000           Qualcomm Inc                               181,750
27700          SPDR Technology (2)                        609,400
4000           Streettracks Morgan Stnly Tech (2)         211,280
8000           Texas Instruments Inc                      266,000

                                                        3,564,076     12.5%

Telecom-
Munications
5500           AT&T Inc                                   179,080
17000          iShares Tr DJ US Telecomm (2)              470,560

                                                          649,640      2.3%

Healthcare
9500           Amerisourcebergen Corp                     429,400
6000           Astrazeneca PLC Sponsored ADR              375,000
7000           Covance Inc (1)                            464,660
7000           Gilead Sciences Inc (1)                    481,390
4000           Johnson & Johnson                          259,760
3000           Laboratory America Holdings (1)            196,710
12000          Schering Plough Corp                       265,080
10000          SPDR Healthcare  (2)                       331,900
7000           UnitedHealth Group Inc                     344,400
11400          iShares Tr DJ US Health Care (2)           746,928

                                                        3,895,228     13.6%

Consumer
Staple
7000           Altria Group Inc                           535,850
8000           CVS                                        256,960
5000           Colgate Palmolive Co                       310,500
6000           Pepsico Inc                                391,560
6000           Procter & Gamble Co                        371,880
20500          SPDR Cons Staples (2)                      520,290

                                                        2,387,040      8.3%

Consumer
Discretionary
14000          Comcast Corp Class A (1)                   516,600
3000           Costco Wholesale Corp                      149,040
1000           Disney Walt Co                              30,910
6000           McDonalds Corp                             234,720
2000           Penney J C Inc                             136,780
11600          SPDR Consumer Discretionary (2)            405,420

                                                        1,473,470      5.2%

Financial
Services
8600           American Express Co                        482,288
3534           American Intl Group Inc                    234,163
6000           Bank of America Corporation                321,420
7000           Berkley W R Corp                           247,730
10000          Citigroup Inc                              496,700
3000           ING Group NV Sponsored ADR                 131,940
5000           Merrill Lynch & Co Inc                     391,100
4000           PNC Financial Services Group Inc           289,760
2000           Prudential Finl Inc                        152,500
9000           SPDR Financial Index (2)                   311,580
3000           T Rowe Price Group Inc                     143,550
16000          Wells Fargo & Co                           578,880
14000          iShares Tr DJ US Finl Sec (2)            1,554,000

                                                        5,335,611     18.6%

Materials
4000           Albemarle Corp                             217,320
4000           SPDR Materials (2)                         126,560

                                                          343,880      1.2%

Energy
5000           Exxon Mobil Corp                           335,500
4000           Oil Service Holders Trust (2)              519,400
12000          SPDR Energy (2)                            641,400

                                                        1,496,300      5.2%

Utilities
9000           Duke Energy Corp                           271,800
10000          SPDR Utilities (2)                         339,900

                                                          611,700      2.1%

Diversified
Indexed
 Trusts
18000          iShares MSCI EAFE Index (2)              1,219,500
22000          iShares Tr Russell 1000 Growth (2)       1,146,640
19000          iShares Tr Russell 1000 Lg Cap (2)       1,372,560
7500           iShares Tr Russell 1000 Value (2)          578,025
4000           iShares Tr Russell Mcp Gr (2)              386,000
3000           iShares Tr Russell Midcap (2)              279,750

                                                        4,982,475     17.4%

               TOTAL COMMON STOCKS AND
               EXCHANGE TRADED FUNDS                   26,832,070     93.7%
                                  (Cost $21,433,536)


               TAXABLE BOND FUNDS

4000           iShares 7-10 Yr Treasury Bond (2)          332,320      1.2%
                                     (Cost $322,760)

               SHORT-TERM OBLIGATIONS

               First American Treasury Obligations         34,764
               Federated Prime Obligations              1,350,000

               TOTAL SHORT-TERM
               OBLIGATIONS
                                   (Cost $1,384,764)    1,384,764      4.8%



               TOTAL INVESTMENTS                       28,549,154     99.7%
               (Cost $23,141,060) (3)

               OTHER ASSETS AND LIABILITIES                81,992      0.3%

               NET ASSETS                             $28,631,146    100.0%


               (1) Non-income producing security
               (2) Exchange Traded Funds, or
               baskets of stocks giving exposure to
               certain market segments.
               (3) Represents cost for federal
               income tax and book purposes and
               differs from market value by net
               unrealized appreciation. (See Note A)




NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2006
(UNAUDITED)


A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the nine months ended September 30, 2006, aggregated $25,460,013 and $31,384,605, respectively.
At September 30, 2006, gross unrealized appreciation on investments was $5,560,066 and gross unrealized depreciation on investments was $151,972 for a net unrealized appreciation of $5,408,094 for financial reporting and federal income tax purposes.



ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of November 1, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Performance Fund
                 ---------------------

By:
November 1, 2006
----------------
/s/________________________________________________
----------------
Date          Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
November 1, 2006
----------------
/s/________________________________________________
----------------
Date          James M. Johnson, President

By:
November 1, 2006
----------------
/s/________________________________________________
----------------
Date          Kathleen Carlson, Treasurer